Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 18,105.4	$ 15,400.8	$ 13,086.9
Less reinsurance recoverables on unpaid losses	3,212.2	2,572.7	2,170.1
Net balance at beginning of period	14,893.2	12,828.1	10,916.8
Incurred related to:
Current year	24,926.5	25,238.2	21,632.5
Prior years	195.3	232.3	88.5
Total incurred	25,121.8	25,470.5	21,721.0
Paid related to:
Current year	15,584.4	16,105.0	13,792.1
Prior years	7,963.0	7,300.4	6,017.6
Total paid	23,547.4	23,405.4	19,809.7
Net balance at ending of period	16,467.6	14,893.2	12,828.1
Plus reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7
Balance at ending of period	$ 20,265.8	$ 18,105.4	$ 15,400.8